UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sand Hill Advisors, Inc.
Address:  3000 Sand Hill Road
          Building 3, Suite 150
          Menlo Park, CA  94025

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all rquired items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Connie Robles
Titles: Manager, Corporate Administration
Phone:  (650) 854-9150
Signature, Place, and Date of Signing:

Connie Robles     Menlo Park, CA     August 9, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:


List of Other Included Manager:

No.    13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASYST Technologies, Inc.       COM              04648x107     3025   101050 SH       SOLE                                     101050
Abbott Labs                    COM              002824100     5740   126500 SH       SOLE                    69800             56700
Albertson's                    COM              013104104     4236    82150 SH       SOLE                    47100             35050
American Home Products         COM              026609107      307     5344 SH       SOLE                                       5344
American Intl Grp              COM              026874107      483     4116 SH       SOLE                     3691               425
Ameritech                      COM              030954101     6217    84580 SH       SOLE                    47150             37430
Amgen                          COM              031162100     4929    80975 SH       SOLE                    51525             29450
Apartment Investment & Mgmt Co COM              03748R101     5956   139315 SH       SOLE                    76115             63200
Aspect Development             COM              045234101      843    45583 SH       SOLE                    45583
Atlantic Richfield             COM              048825103      617     7385 SH       SOLE                     7335                50
Bank of New York               COM              064057102      258     7040 SH       SOLE                                       7040
BankAmerica Corp               COM              06605F102      869    11848 SH       SOLE                     4316              7532
Becton, Dickinson              COM              075887109     4854   161800 SH       SOLE                    93250             68550
Bell Atlantic                  COM              077853109      287     4394 SH       SOLE                     1680              2714
Best Foods                     COM              08658u101      206     4154 SH       SOLE                                       4154
Biogen                         COM              090597105      334     5200 SH       SOLE                     4000              1200
Bristol-Myers Squibb           COM              110122108      252     3584 SH       SOLE                                       3584
Broadcom Corporation           COM              111320107     9171   152857 SH       SOLE                                     152857
C-Cube Microsystems            COM              125015107     1543    48679 SH       SOLE                    48679
Cambridge Tech Partners Inc    COM              132524109     1521    86625 SH       SOLE                    59725             26900
Chemtrak                       COM              163877103        0    40116 SH       SOLE                    40116
Chevron                        COM              166751107      795     8362 SH       SOLE                     1000              7362
Cisco Systems                  COM              17275R102     2032    31528 SH       SOLE                    18200             13328
Coca Cola                      COM              191216100      313     5056 SH       SOLE                     1420              3636
Cygnus Corp                    COM              232560102     4766   366612 SH       SOLE                                     366612
Dover Corp                     COM              260003108     5006   143018 SH       SOLE                    77810             65208
EMC Corp                       COM              268648102     5854   106430 SH       SOLE                    55000             51430
Enron                          COM              293561106      628     7680 SH       SOLE                     5776              1904
Exxon                          COM              302290101      863    11189 SH       SOLE                     2015              9174
Fedl Natl Mort Assn            COM              313586109      526     7700 SH       SOLE                     3400              4300
Flextronics                    COM              339383101     1556    28045 SH       SOLE                    24082              3963
Fusion Medical                 COM              361128101     1611   212995 SH       SOLE                   212995
GATX                           COM              361448103     1707    44850 SH       SOLE                    20250             24600
GTE                            COM              362320103      885    11718 SH       SOLE                     8240              3478
General Electric               COM              369604103     1040     9207 SH       SOLE                     6490              2717
Halliburton                    COM              406216101      319     7060 SH       SOLE                     4860              2200
Hewlett Packard                COM              428236103      697     6933 SH       SOLE                     2502              4431
Host Marriott                  COM              441078102      157    13214 SH       SOLE                                      13214
IBM                            COM              459200101     1430    11065 SH       SOLE                     1927              9138
Intel                          COM              458140100     8891   149426 SH       SOLE                    79690             69736
International Network Services COM              460053101      751    18598 SH       SOLE                    18598
Johnson & Johnson              COM              478160104     3185    32502 SH       SOLE                    18420             14082
Johnson Controls               COM              478366107     6709    96800 SH       SOLE                    52150             44650
Leggett & Platt                COM              524660107     4924   177050 SH       SOLE                   101650             75400
Lucent Technology              COM              549463107      211     3125 SH       SOLE                     2099              1026
MBIA Inc                       COM              55262c100     5034    77750 SH       SOLE                    45250             32500
MGIC Investment Corp           COM              552848103     4486    92250 SH       SOLE                    53400             38850
Marriott International         COM              571900109      332     8873 SH       SOLE                                       8873
Merck                          COM              589331107     1011    13730 SH       SOLE                      200             13530
Microsoft                      COM              594918104     3897    43207 SH       SOLE                    24522             18685
Mobil                          COM              607059102     5721    57934 SH       SOLE                    34050             23884
Morgan Stanley, Dean Witter, D COM              617446448      241     2344 SH       SOLE                       14              2330
Nabors Industries              COM              629568106     4896   200870 SH       SOLE                   107920             92950
Network Appliance              COM              64120l104      658    11783 SH       SOLE                    11783
Newell Rubbermaid              COM              651229106     5233   112838 SH       SOLE                    65000             47838
Pepsico                        COM              713448108     5706   147500 SH       SOLE                    84850             62650
Perclose Inc.                  COM              71361C107      264     5500 SH       SOLE                                       5500
Pfizer                         COM              717081103     1286    11800 SH       SOLE                     6900              4900
Physiometrix Inc               COM              718928104        6    10000 SH       SOLE                                      10000
Procter & Gamble               COM              742718109     1105    12376 SH       SOLE                     3950              8426
Regions Financial              COM              758940100     4924   128110 SH       SOLE                    70960             57150
SBC Communications             COM              78387G103      477     8228 SH       SOLE                     3684              4544
Sangstat Med Corp              COM              801003104      780    45243 SH       SOLE                    45243
Sara Lee                       COM              803111103     2419   106620 SH       SOLE                    48400             58220
Schering Plough                COM              806605101     7553   143865 SH       SOLE                    70670             73195
Schlumberger                   COM              806857108     5004    78575 SH       SOLE                    44050             34525
Servicemaster                  COM              81760N109     3742   199569 SH       SOLE                   105048             94521
Sherwin Williams               COM              824348106     5837   210350 SH       SOLE                   116100             94250
State Street Corp              COM              857477103      213     2500 SH       SOLE                                       2500
Sun Microsystems               COM              866810104     6956   100996 SH       SOLE                    53306             47690
Sungard Data Systems           COM              867363103     6464   187359 SH       SOLE                   110709             76650
Transamerica                   COM              893485102      393     5235 SH       SOLE                     3435              1800
Vantive Corp                   COM              922091103      229    20000 SH       SOLE                                      20000
Venator                        COM              922944103      104    10000 SH       SOLE                                      10000
Versar Inc                     COM              925297103       24    10000 SH       SOLE                                      10000
W W Grainger                   COM              384802104     5166    96000 SH       SOLE                    58850             37150
Walgreen                       COM              931422109     2420    82370 SH       SOLE                    49320             33050
Warner Lambert                 COM              934488107      579     8375 SH       SOLE                                       8375
Wells Fargo                    COM              949740104      430    10060 SH       SOLE                     8310              1750
Whole Foods Market             COM              966837106     6540   136080 SH       SOLE                    75055             61025
Yahoo!                         COM              984332106     1325     7690 SH       SOLE                     7374               316
BP Amoco PLC (UK)              FRGN             055622104     3013    27770 SH       SOLE                    16532             11238
Elan Corp PLC ADR (IRE)        FRGN             284131208     3931   141656 SH       SOLE                    89456             52200
HSBC Holdings PLC ADR (HK)     FRGN             404280307     1789     4904 SH       SOLE                     2960              1944
Nortel Networks Corporation    FRGN             656569100     3531    40673 SH       SOLE                    25123             15550
Panamerican Beverages          FRGN             p74823108     2210    92810 SH       SOLE                    53450             39360
Sony Corp ADR New (JPN)        FRGN             835699307     4917    44550 SH       SOLE                    25700             18850
Vodafone AirTouch PLC - SP ADR FRGN             92857T107     2954    14995 SH       SOLE                    10050              4945